PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Right-of-Use Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	$ 49,370
Effect of initial recognition under IFRS 16	280,493
Translation differences	(1,263)
Net additions	40,864
Disposal/Derecognition	(18,901)
Depreciation charge	(44,105)
Right-of-use assets, ending balance	306,458
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	55,288
Right-of-use assets, ending balance	355,928
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(5,918)
Right-of-use assets, ending balance	(49,470)
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	0
Effect of initial recognition under IFRS 16	226,936
Translation differences	(115)
Net additions	18,931
Disposal/Derecognition	0
Depreciation charge	(28,895)
Right-of-use assets, ending balance	216,857
Buildings and improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	0
Right-of-use assets, ending balance	245,752
Buildings and improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	0
Right-of-use assets, ending balance	(28,895)
Production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	49,370
Effect of initial recognition under IFRS 16	52,469
Translation differences	(1,148)
Net additions	21,933
Disposal/Derecognition	(18,094)
Depreciation charge	(14,929)
Right-of-use assets, ending balance	89,601
Production equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	55,288
Right-of-use assets, ending balance	110,176
Production equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	(5,918)
Right-of-use assets, ending balance	(20,575)
Vehicles, furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	0
Effect of initial recognition under IFRS 16	1,088
Translation differences	0
Net additions	0
Disposal/Derecognition	(807)
Depreciation charge	(281)
Right-of-use assets, ending balance	0
Vehicles, furniture and fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	0
Right-of-use assets, ending balance	0
Vehicles, furniture and fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	0
Right-of-use assets, ending balance	$ 0